UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Volpe
Title:     Chief Compliance Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/    Marc Volpe     Boston, MA     May 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $463,520 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DISH NETWORK CORP              CL A             25470M109   144247  3806000 SH  CALL SOLE                  3806000        0        0
DISH NETWORK CORP              CL A             25470M109    29821   786833 SH       SOLE                   786833        0        0
ECHOSTAR CORP                  CL A             278768106     6133   157386 SH       SOLE                   157386        0        0
EXCO RESOURCES INC             COM              269279402     3541   496693 SH       SOLE                   496693        0        0
FASTENAL CO                    COM              311900104    76656  1493400 SH  PUT  SOLE                  1493400        0        0
FOSTER WHEELER AG              COM              H27178104    17138   750000 SH       SOLE                   750000        0        0
FOSTER WHEELER AG              COM              H27178104    19941   872700 SH  CALL SOLE                   872700        0        0
GENERAL MTRS CO                COM              37045V100    29523  1061200 SH  CALL SOLE                  1061200        0        0
GEO GROUP INC                  COM              36159R103    22389   595125 SH       SOLE                   595125        0        0
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5     1004  1000000 PRN      SOLE                  1000000        0        0
MGIC INVT CORP WIS             COM              552848103     4950  1000000 SH       SOLE                  1000000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103    41046  2530600 SH  CALL SOLE                  2530600        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103    17116  3745203 SH       SOLE                  3745203        0        0
NRG ENERGY INC                 COM NEW          629377508     3377   127500 SH       SOLE                   127500        0        0
PROSHARES TR                   REAL EST NEW 11  74348A871     1633    79666 SH       SOLE                    79666        0        0
RADIAN GROUP INC               COM              750236101    10710  1000000 SH       SOLE                  1000000        0        0
SAFE BULKERS INC               COM              Y7388L103     7833  1579250 SH       SOLE                  1579250        0        0
SELECT MED HLDGS CORP          COM              81619Q105     8139   904353 SH       SOLE                   904353        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    18323   402800 SH  CALL SOLE                   402800        0        0